Subsequent events (Details) - Mar. 20, 2025 - Xbrane Biopharma - Major business combination [member] kr in Millions, $ in Millions	SEK (kr)	USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value	kr 275.0	$ 27
Cash transferred	102.2
Financial liabilities recognised as of acquisition date	172.8
Repayments of debt	kr 152.8